Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
International Equity Funds - 22.6%
Transamerica BlackRock Real Estate Securities VP (A)	2,083,419	$ 20,334,170
Transamerica Emerging Markets Equity (A)	570,112	4,811,748
Transamerica International Equity (A)	3,258,145	72,558,887
Transamerica International Focus (A)	11,862,995	76,634,946
Transamerica International Small Cap Value (A)	3,433,634	51,950,882
		226,290,633
U.S. Equity Funds - 65.0%
Transamerica Janus Mid-Cap Growth VP (A)	260,725	8,207,625
Transamerica JPMorgan Enhanced Index VP (A)	13,225,094	359,722,558
Transamerica Large Cap Value (A)	7,893,861	115,408,243
Transamerica Mid Cap Growth (A)	888,644	8,291,052
Transamerica Mid Cap Value Opportunities (A)	781,372	8,477,884
Transamerica Small Cap Value (A)	1,205,132	5,411,045
Transamerica T. Rowe Price Small Cap VP (A)	446,025	5,080,227
Transamerica WMC US Growth VP (A)	3,714,793	139,230,431
		649,829,065
U.S. Fixed Income Funds - 10.4%
Transamerica Aegon High Yield Bond VP (A)	10,498,430	73,698,978
Transamerica Floating Rate (A)	3,337,547	29,804,294
		103,503,272
Total Investment Companies (Cost $908,697,120)		979,622,970

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.6%
U.S. Treasury - 1.6%
U.S. Treasury Notes
4.25%, 01/31/2026 (B)	$ 15,771,600	$ 15,787,371
Total U.S. Government Obligation (Cost $15,771,814)		15,787,371
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.80% (C), dated 03/31/2025, to be repurchased at $5,373,793 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $5,481,088.	5,373,525	5,373,525
Total Repurchase Agreement (Cost $5,373,525)		5,373,525
Total Investments (Cost $929,842,459)		1,000,783,866
Net Other Assets (Liabilities) - (0.1)%		(1,492,507)
Net Assets - 100.0%		$ 999,291,359
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	199	06/17/2025	$13,794,654	$13,896,170	$101,516	$—
E-Mini Russell 2000® Index	246	06/20/2025	25,657,326	24,933,330	—	(723,996)
Hong Kong Hang Seng Index	119	04/29/2025	18,040,001	17,710,568	—	(329,433)
JPY Currency	342	06/16/2025	29,279,781	28,723,725	—	(556,056)
MSCI EAFE Index	122	06/20/2025	15,261,005	14,739,430	—	(521,575)
MSCI Emerging Markets Index	1,924	06/20/2025	110,666,691	106,858,960	—	(3,807,731)
S&P Midcap 400® E-Mini Index	99	06/20/2025	29,496,271	29,092,140	—	(404,131)
S&P/TSX 60 Index	63	06/19/2025	13,027,383	13,112,651	85,268	—
TOPIX Index	167	06/12/2025	29,071,406	29,638,909	567,503	—
Total					$754,287	$(6,342,922)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CHF Currency	(94)	06/16/2025	$(13,514,196)	$(13,403,225)	$110,971	$—
EUR Currency	(58)	06/16/2025	(7,951,327)	(7,874,950)	76,377	—
EURO STOXX 50® Index	(202)	06/20/2025	(11,887,417)	(11,333,945)	553,472	—
S&P 500® E-Mini Index	(6)	06/20/2025	(1,714,187)	(1,695,975)	18,212	—
S&P/ASX 200 Index	(36)	06/19/2025	(4,450,518)	(4,429,750)	20,768	—
Total					$779,800	$—
Total Futures Contracts					$1,534,087	$(6,342,922)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$979,622,970	$—	$—	$979,622,970
U.S. Government Obligation	—	15,787,371	—	15,787,371
Repurchase Agreement	—	5,373,525	—	5,373,525
Total Investments	$979,622,970	$21,160,896	$—	$1,000,783,866
Other Financial Instruments
Futures Contracts (E)	$1,534,087	$—	$—	$1,534,087
Total Other Financial Instruments	$1,534,087	$—	$—	$1,534,087
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(6,342,922)	$—	$—	$(6,342,922)
Total Other Financial Instruments	$(6,342,922)	$—	$—	$(6,342,922)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and/or affiliated investment in the Initial Class shares of funds within
Transamerica Series Trust. The Portfolio's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2025	Shares as of March 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon High Yield Bond VP	$73,279,041	$—	$—	$—	$419,937	$73,698,978	10,498,430	$—	$—
Transamerica BlackRock Real Estate Securities VP	20,084,159	—	—	—	250,011	20,334,170	2,083,419	—	—
Transamerica Emerging Markets Equity	4,520,991	—	—	—	290,757	4,811,748	570,112	—	—
Transamerica Floating Rate	29,649,461	552,692	—	—	(397,859)	29,804,294	3,337,547	552,693	—
Transamerica International Equity	66,140,342	—	—	—	6,418,545	72,558,887	3,258,145	—	—
Transamerica International Focus	76,872,206	—	—	—	(237,260)	76,634,946	11,862,995	—	—
Transamerica International Small Cap Value	48,311,230	—	—	—	3,639,652	51,950,882	3,433,634	—	—
Transamerica Janus Mid- Cap Growth VP	8,575,247	—	—	—	(367,622)	8,207,625	260,725	—	—
Transamerica JPMorgan Enhanced Index VP	377,840,937	—	—	—	(18,118,379)	359,722,558	13,225,094	—	—
Transamerica Large Cap Value	122,080,797	345,182	(8,325,771)	1,677,299	(369,264)	115,408,243	7,893,861	345,182	—
Transamerica Mid Cap Growth	9,046,400	—	—	—	(755,348)	8,291,052	888,644	—	—
Transamerica Mid Cap Value Opportunities	8,298,168	—	—	—	179,716	8,477,884	781,372	—	—
Transamerica Small Cap Value	5,953,355	—	—	—	(542,310)	5,411,045	1,205,132	—	—
Transamerica T. Rowe Price Small Cap VP	5,530,713	—	—	—	(450,486)	5,080,227	446,025	—	—
Transamerica WMC US Growth VP	165,077,645	—	(8,325,771)	164,373	(17,685,816)	139,230,431	3,714,793	—	—
Total	$1,021,260,692	$897,874	$(16,651,542)	$1,841,672	$(27,725,726)	$979,622,970	63,459,928	$897,875	$—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $15,142,728.
(C)	Rate disclosed reflects the yield at March 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices.
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust